UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31

Date of reporting period: JULY 1, 2013 - JUNE 30, 2014

ITEM 1.	PROXY VOTING RECORD.

Issuer Name: Hawaiian Telecom Holdco, Inc

Ticker: HCOM

CUSIP: 420031-106

Meeting Date: May 6, 2014                               Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following seven directors for a year term:

	Richard A. Jalkut	Issuer	For	For
	Kurt M. Cellar	Issuer	For	For
	Walter A. Dods, Jr.	Issuer	For	For
	Warren H. Haruki	Issuer	For	For
	Steven C. Oldham	Issuer	For	For
	Bernard R. Phillips III	Issuer	For	For
	Eric K. Yeaman	Issuer	For	For

2	To adopt, on a non-biding advisory basis, a resolution approving the compensation of our named executive officers as described in the proxy statement:

		Issuer	For	For

3	To ratify the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for 2014:

		Issuer	For	For

Issuer Name: Dialogic, Inc.

Ticker: DLGC

CUSIP: 25250T2096

Meeting Date: June 27, 2014                              Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following directors for a year term:

	Nick DeRoma	Issuer	For	For
	Rajneesh Vig	Issuer	For	For

2	Ratification of the Audit Commitees’s selection of KPMG LLP as the Company’s independent registered public accounting firm for the fiscal year ending 12/31/2014	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By: /s/ Elizabeth Greenwood

Name: Elizabeth Greenwood

Title: Chief Compliance Officer

Date: August 25, 2014